Shareholder Fees - FIMMFunds-Class2ComboPRO	May 30, 2023 USD ($)
FIMMFunds-Class2ComboPRO | Fidelity Investments Money Market Treasury Only Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none